Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables - Current Trade Receivables [Member] - MYR (RM)	Jun. 30, 2023	Dec. 31, 2022
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Expected credit loss rate
Lifetime expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	RM 1,500,526	RM 1,757,638
Not Past Due [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Expected credit loss rate
Not Past Due [Member] | Lifetime expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
1 to 30 days [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Expected credit loss rate
1 to 30 days [Member] | Lifetime expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
31-60 days [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Expected credit loss rate
31-60 days [Member] | Lifetime expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
61-210 days [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Expected credit loss rate
61-210 days [Member] | Lifetime expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
211-240 days [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Expected credit loss rate
211-240 days [Member] | Lifetime expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
Over 241 days [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Expected credit loss rate		100.00%
Over 241 days [Member] | Lifetime expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	RM 1,500,526	RM 1,757,638